RIGHT-OF-USE-ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use asset and lease liability
	Right-of-Use Asset	Lease Liability
		Current portion	Non-current portion
Balance as at December 31, 2018	$-	$-
Present value of future lease payments	648	94	554
Balance as at December 31, 2019	$648	$94	$554

Maturity analysis
As at	December 31, 2019	December 31, 2018
Less than one year	$149	$-
One to five years	678	-
More than five years	-	-
Total undiscounted lease liability	$827	$-